SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Operating Lease
2024	$ 66,300	$ 66,300
2025	83,850	83,850
2026	83,850	83,850
2027	83,850	83,850
2028	83,850	83,850
Total payments	401,700	401,700
Amount representing interest	(34,328)	(49,135)
Total lease liability	367,372	352,565
Less current portion	(69,949)	(55,036)
Lease obligation – long term	$ 297,423	$ 297,529